Insurance service expenses and other expenditure - Analysis of expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance service expenses and other expenditure
Expenses attributed to insurance acquisition cash flows	$ 5,379	$ 4,987	$ 4,833
Other directly attributable expenses	1,455	1,328	1,258
Other expenditure	1,031	1,003	990
Total expenses	7,865	7,318	7,081
Operating segments
Insurance service expenses and other expenditure
Interest expense	53	62	58
Interest expense on lease liabilities	11	10	7
Operating segments | Hong Kong
Insurance service expenses and other expenditure
Interest expense	22	23	31
Unallocated to a segment (central operations)
Insurance service expenses and other expenditure
Interest expense	$ 23	$ 35	$ 23